Other operating income, net	6 Months Ended
Jun. 30, 2021
Other operating income, net
Other operating income, net

9. Other operating income, net

	For the six months ended June 30,
	2020	2021
	US$	US$

Government subsidies	1,019,411	2,015,207
Contingent losses	(445,684)	—
Others	262,512	246,647
Total	836,239	2,261,854